SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income (loss) before income taxes from operations in the PRC	$ (89,931)	$ 454,590
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (22,483)	$ 113,648
Tax effect of net operating loss carryforward		(113,648)
Valuation allowance of deferred tax assets	22,483
Income tax expense